CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Convertible Series A Preferred Stock [Member] Preferred Stock	Convertible Series B-1A Preferred Stock [Member] Preferred Stock	Convertible Series B-1 Preferred Stock [Member] Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Retroactive application of reverse recapitalization	$ (1,000,000)	$ (316,848)	$ (1,000)	$ 31,000	$ (21,000)		$ 8,000
Retroactive application of reverse recapitalization (in shares)	(1,000)		(1,050,695)	30,563,009
Balance (as previously reported) at Dec. 31, 2019	$ 1,000		$ 1,000	$ 11,000	33,539,000	$ (38,403,000)	(4,851,000)
Balance (as previously reported) (in shares) at Dec. 31, 2019	1,000,000	316,848	1,050,695	10,686,191
Beginning balance at Dec. 31, 2019				$ 42,000	33,518,000	(38,403,000)	(4,843,000)
Beginning balance (in shares) at Dec. 31, 2019				41,249,200
Common stock issued					2,579,000		2,579,000
Common stock issued (in shares)				542,875
Series B-2 convertible preferred stock issued					50,000		50,000
Series B-2 convertible preferred stock issued (in shares)				13,168
Common stock issued to settle note conversion				$ 1,000	3,961,000		$ 3,962,000
Common stock issued to settle note conversion (in shares)				1,138,199			1,138,199
Common stock issued to settle accounts payable					145,000		$ 145,000
Common stock issued to settle accounts payable (in shares)				30,020
Warrants issued as compensation for services					5,383,000		5,383,000
Stock-based compensation					730,000		730,000
Net income (loss)						(51,777,000)	(51,777,000)
Ending balance at Dec. 31, 2020				$ 43,000	46,366,000	(90,180,000)	(43,771,000)
Ending balance (in shares) at Dec. 31, 2020				42,973,462
Common stock issued				$ 1,000	9,623,000		$ 9,624,000
Common stock issued (in shares)				915,454
Proceeds from issuance of common stock for exercise of warrant (in shares)							516,025
Reclassification of settlement liability upon issuance of warrant					60,852,000		$ 60,852,000
Effect of Merger and recapitalization, net of redemptions and issuance costs				$ 2,000	(26,618,000)		(26,616,000)
Effect of Merger and recapitalization, net of redemptions and issuance costs (in shares)				2,529,730
Common stock issued pursuant to PIPE financing, net of issuance costs				$ 1,000	8,099,000		8,100,000
Common stock issued pursuant to PIPE financing, net of issuance costs (in shares)				1,000,000
Common stock issued for advisor services					4,850,000		4,850,000
Common stock issued for advisor services (in shares)				200,000
Modification of option awards pursuant to Merger					1,015,000		1,015,000
Modification of warrants pursuant to Merger					2,330,000		2,330,000
Common stock and warrants issued in private placement, net of issuance costs				$ 3,000	27,356,000		27,359,000
Common stock and warrants issued in private placement, net of issuance costs (in shares)				2,727,273
Issuance of common stock for exercise of warrants and Unit Purchase Options				$ 4,000	16,695,000		$ 16,699,000
Issuance of common stock for exercise of warrants and Unit Purchase Options (in shares)				3,830,586			3,830,586
Common stock issued for consulting services				$ 5,000	48,982,000		$ 48,987,000
Common stock issued for consulting services (in shares)				4,634,045			4,834,045
Stock-based compensation					4,440,000		$ 4,440,000
Net income (loss)						(93,063,000)	(93,063,000)
Ending balance at Dec. 31, 2021				$ 59,000	$ 203,990,000	$ (183,243,000)	$ 20,806,000
Ending balance (in shares) at Dec. 31, 2021				58,810,550